CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 26,133,088	$ 57,620,552	$ 47,083,424
Other comprehensive income
Foreign currency translation gain	3,355,961	11,038,151	5,003,108
Total comprehensive income	$ 29,489,049	$ 68,658,703	$ 52,086,532